CARTER LEDYARD & MILBURN
  2 Wall Street
  New York, New York  10005
  (212) 732-3200

  April 12, 2002

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C. 20549

  Re: UBS PaineWebber Pathfinders Trust,
      Treasury and Growth Stock Series 20
      File #333-15799
      Rule 497J Filing

  Dear Sir/Madam:
  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 12, 2002.

  Very truly yours,
  /s/ Kathleen H. Moriarty, Esq.
      Kathleen H. Moriarty, Esq.
  cc: Patricia Mengiste